Collaboration Agreements (Details)	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended
	Aug. 18, 2009 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2012 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2011 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2010 National Institutes of Health Patent License Agreement USD ($)	Aug. 18, 2009 National Institutes of Health Patent License Agreement Minimum USD ($)	Dec. 14, 2011 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($) item	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement	Dec. 31, 2012 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($)	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Minimum CNY	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Maximum USD ($)	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Maximum CNY	Sep. 30, 2012 Medimmune Licenses H5N1 licenses USD ($)	Dec. 31, 2012 Medimmune Licenses H5N1 licenses Maximum USD ($)
Collaboration Agreements
Collaborative agreement, term (in years)							8 years
Milestone payments										$ 3,000,000			$ 6,500,000
Net sales threshold for royalty percentage paid											100,000,000
Portion of net sales for which royalty payments will be made in single digits									100,000,000
Amount of payment for transfer of additional serotypes and related technology						300,000
Number of additional serotypes transferred as per amended agreement						6
Milestone payments incurred								1,200,000
License issue royalty	80,000
Non-refundable annual royalty					7,500
License issue royalty recorded in research and development expenses		7,500	21,125	7,500
Upfront license fee paid												$ 2,900,000